Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

(each, a “Fund” and together, the “Funds)

Supplement dated May 2, 2025

to Currently Effective Prospectuses

Effective on or about December 31, 2025, Kevin Preloger intends to retire from Janus Henderson Investors US LLC, the Funds’ investment adviser. Justin Tugman will continue to serve as Executive Vice President and Portfolio Manager of the Funds.

Accordingly, the prospectuses for the Funds are amended as follows:

1.	Under “Management” in the Fund Summary section of Janus Henderson Mid Cap Value Fund’s prospectuses, the following paragraphs replace the corresponding paragraph in its entirety:

Portfolio Management: Kevin Preloger is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since March 2015.

Mr. Preloger intends to retire from Janus Henderson Investors on or about December 31, 2025.

2.	Under “Management” in the Fund Summary section of Janus Henderson Small-Mid Cap Value Fund’s prospectuses, the following paragraphs replace the corresponding paragraph in its entirety:

Portfolio Management: Kevin Preloger is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since August 2019. Justin Tugman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since August 2019.

Mr. Preloger intends to retire from Janus Henderson Investors on or about December 31, 2025.

3.	Under “Portfolio Management” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Mid Cap Value Fund and Janus Henderson Small-Mid Cap Value Fund

Co-Portfolio Managers Kevin Preloger and Justin Tugman are responsible for the day-to-day management of the Funds, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Preloger intends to retire from Janus Henderson Investors on or about December 31, 2025. Following Mr. Preloger’s retirement, Mr. Tugman will continue to serve as Portfolio Manager of the Funds.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

(each, a “Fund” and together, the “Funds)

Supplement dated May 2, 2025

to Currently Effective Prospectuses

Effective on or about July 2, 2026, Scott Stutzman intends to retire from Janus Henderson Investors US LLC, the Funds’ investment adviser. Jonathan D. Coleman and Aaron Schaechterle will continue to serve as Executive Vice Presidents and Co-Portfolio Managers of the Funds.

Accordingly, the prospectuses for the Funds are amended as follows:

1.	Under “Management” in the Fund Summary section of each Fund’s prospectuses, the following paragraphs replace the corresponding paragraph in its entirety:

Portfolio Management: Jonathan D. Coleman, CFA, is Executive Vice President and Lead Portfolio Manager of the Fund, which he has managed or co-managed since May 2013. Aaron Schaechterle is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since September 2023. Scott Stutzman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2016.

Mr. Stutzman intends to retire from Janus Henderson Investors on or about July 2, 2026.

2.	Under “Portfolio Management” in the Management of the Funds section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Triton Fund and Janus Henderson Venture Fund

Co-Portfolio Managers Jonathan D. Coleman, Aaron Schaechterle, and Scott Stutzman are responsible for the day-to-day management of the Funds. Mr. Coleman, as Lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolios. Mr. Stutzman intends to retire from Janus Henderson Investors on or about July 2, 2026. Following Mr. Stutzman’s retirement, Mr. Coleman and Mr. Schaechterle will continue to serve as Co-Portfolio Managers of the Funds.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

(together, the “Funds)

Supplement dated May 2, 2025

to Currently Effective Statement of Additional Information

Effective on or about December 31, 2025, Kevin Preloger intends to retire from Janus Henderson Investors US LLC, the Funds’ investment adviser. Justin Tugman will continue to serve as Executive Vice President and Portfolio Manager of the Funds.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

(together, the “Funds)

Supplement dated May 2, 2025

to Currently Effective Statement of Additional Information

Effective on or about July 2, 2026, Scott Stutzman intends to retire from Janus Henderson Investors US LLC, the Funds’ investment adviser. Jonathan D. Coleman and Aaron Schaechterle will continue to serve as Executive Vice Presidents and Co-Portfolio Managers of the Funds.

Please retain this Supplement with your records.